UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JUNE 30, 2007, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2008.

Report for the Calendar Year or Quarter Ended: JUNE 30, 2007

Check here if Amendment           [X]; Amendment Number: 5
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   AUGUST 13, 2008

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _8_

Form 13F Information Table Value Total:  $474561


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.


TXU CORP	             COM	873168108	79629	1183200	  SH	 DEFINED		1183200	 0	0
XM SATELLITE RADIO HLDGS IN  CLA	983759101	5823	494700	  SH	 DEFINED		494700	 0	0
NORTHWESTERN CORP	    COMNEW	668074305	25406	798664	  SH	 DEFINED		798664	 0	0
HARRAHS ENTMT INC	     COM	413619107	176369	2068598	  SH	 DEFINED		2068598	 0	0
HUNTSMAN CORP	             COM	447011107	30643	1260500	  SH	 DEFINED		1260500	 0	0
AFFILIATED COMPUTER SERVICE  CLA	008190100	67190	1184596	  SH	 DEFINED		1184596	 0	0
ALLIANCE DATA SYSTEMS CORP   COM	018581108	54294	702556	  SH	 DEFINED		702556	 0	0
ALLTEL CORP	             COM	020039103	35207	521195	  SH	 DEFINED		521195	 0	0



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